GOODWILL AND INTANGIBLES (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation adjustment	$ 7
Total intangibles assets	12,098
Customer Relationships [Member]
Original amounts	12,193
Accumulated amortization	$ (102)